Compensation Arrangements Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Compensation Arrangements [Abstract]
Schedule of Deferred Compensation Arrangement with Individual, Share-based Payments [Table Text Block]
The Deferred Compensation Agreement fair values were estimated using the Monte Carlo valuation model with the following assumptions:

	Year Ended December 31,
	2011	2010	2009
Exercise price of options connected to deferred compensation	$19.50	$19.50	$19.50
Expected volatility	60%	58%	61%
Expected dividend yield.	—%	—%	—%
Risk-free rate over the estimated expected life	0.17%	0.59%	1.47%
Expected life (in years)	1.5	2.0	2.6
Fair value (in millions)	$8	$7	$5
Fair value of vested portion (in millions)	$8	$7	$—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The stock option fair values were estimated using the Black-Scholes valuation model with the following assumptions:

	March 23, 2010 Valuation		December 31, 2009 Valuation
	Plain Vanilla Options	Options Connected to Deferred Compensation	Plain Vanilla Options	Options Connected to Deferred Compensation
Exercise price	$19.50	$19.50	$19.50	$19.50
Options outstanding (in millions)	2	2	2	2
Expected volatility	58%	58%	61%	61%
Expected dividend yield	—%	—%	—%	—%
Risk-free rate over the estimated expected option life	1.18%	1.18%	1.41%	1.47%
Expected option life (in years)	2.4	2.4	2.5	2.6
Fair value of options (in millions)	$13.7	$13.7	$12.0	$12.2
Fair value of vested portion of options (in millions)	$13.7	$13.7	$9.6	$9.8